Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Schedule of valuation of stock options using Binomial option pricing model to estimate fair value

For the year ended December 31,
	2017	2018	2019
Stock options:
Contractual term (in years)	9.50-10.00	10.00-10.00	9.92 - 10.00
Expected volatility	47.3%-53.5%	48.0%-49.2%	48.1%-51.0%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	2.3%- 2.4%	2.7%- 2.9%	1.7%- 2.7%
Expected forfeiture rate (post-vesting)	—	—	—

Schedule of option activities

			Weighted
		Weighted	Average
		Average	Remaining			Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic		Grant Date Fair
	Outstanding	Price	Life	Value		Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2017	30,092,800	0.2147	7.76	18,616	121,121	0.5413	3.5221
Granted	1,930,000	0.3043	—	—	—	0.4223	2.9035
Exercised	(2,070,915)	0.1184	—	—	—	0.4953	3.4055
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(2,095,755)	0.4236	—	—	—	0.6482	4.4565
December 31, 2018	27,856,130	0.2124	6.84	7,491	51,507	0.5285	3.6335
Granted	3,272,000	0.2513	—	—	—	0.3293	2.2925
Exercised	(5,001,660)	0.1244	—	—	—	0.4723	3.2877
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(2,771,965)	0.3574	—	—	—	0.6901	4.8045
December 31, 2019	23,354,505	0.2194	6.14	10,165	70,769	0.4934	3.4351
Vested and expected to vest as of December 31, 2019	22,918,548	0.2056	5.85	10,293	71,659	0.5119	3.5636
Exercisable as of December 31, 2019	17,412,280	0.1682	5.02	8,471	58,973	0.5330	3.7104

Summary of the restricted share units' activities

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$	RMB
December 31, 2017	4,625,005	1.11	7.20
Granted	5,097,630	0.62	4.27
Vested	(1,132,350)	1.09	7.51
Forfeited	(538,646)	1.09	7.52
December 31, 2018	8,051,639	0.79	5.44
Granted	4,245,970	0.51	3.55
Vested	(2,938,710)	0.76	5.29
Forfeited	(1,121,259)	0.70	4.87
December 31, 2019	8,237,640	0.66	4.59